OTHER CURRENT LIABILITIES - Summary of Revenue Recognized in Relation to Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 3,606	$ 1,312
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	3,585	1,222
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	9	44
Transportation service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 12	$ 46